N-2	6 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Central Index Key	0000030125
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Insight Select Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

There have been no changes in the Fund’s investment objective since the prior disclosure date.

The Fund’s investment objective is to seek a high rate of return, primarily from interest income and trading activity, from a portfolio principally consisting of debt securities. The Fund’s investment objective may be changed by the Board of Trustees of the Fund without shareholder approval. There can be no assurance that the Fund will achieve its objective.

Principal Investment Strategies and Policies

There have been no material changes in the Fund’s Principal Investment Strategies and Policies since the prior disclosure that have not been approved by shareholders.

Under normal market conditions, the Fund invests at least 80% of its Managed Assets (defined below) in debt securities (the “80% Policy”). Seventy-five percent of the Fund’s Managed Assets will be invested in following types of higher quality, non-convertible debt securities (including bonds and debentures):

•	debt securities (with or without attached warrants) rated, at the time of purchase, within the four highest grades as determined by a nationally recognized statistical ratings organization, such as Moody’s (i.e., Aaa, Aa, A or Baa) or Standard & Poor’s (i.e., AAA, AA, A or BBB) (collectively, the “NRSRO Rated Securities”);

•	short-term debt securities (“debentures”) which are not NRSRO Rated Securities, but which are obligations of issuers having, at the time of purchase, any NRSRO Rated Securities and which debentures are considered by the Adviser to have an investment quality comparable to NRSRO Rated Securities;

•	obligations of the United States Government, its agencies or instrumentalities; and

•	bank debt securities (with or without attached warrants) which, although not NRSRO Rated Securities, are considered by the Adviser to have an investment quality comparable NRSRO Rated Securities.

“Managed Assets” means net assets, plus the proceeds from borrowings and the issuance of senior securities for investment purposes. The ratings criteria described above apply at the time of acquisition of the security. In the event that a security held in this portion of the Fund’s portfolio is downgraded to below Baa or BBB, the Fund will no longer include such security in this portion of the Fund’s portfolio. The Fund does not expect that the value of warrants in this part of its portfolio will often be significant.

The balance of the Fund’s investments is expected to be principally in debt securities that do not meet the standards described above and in preferred stocks which may be convertible or may be accompanied by warrants or other equity securities. Any securities in this part of the portfolio may be of lower quality and may not be rated by any NRSRO.

Fixed-income securities rated below Baa/BBB are considered below investment grade (“high yield” or “junk” bonds). All warrants remaining after sale of the securities to which they were attached and common stocks acquired on conversion or exercise of warrants will be included in this part of the Fund’s portfolio. Any such warrants or common stocks may be held until a long-term holding period has been established for tax purposes, after which they ordinarily will be sold.

From time to time, the Fund may also purchase futures contracts, including interest rate futures, (“futures contracts”) and related options thereon, to hedge the Funds interest rate risk and/or duration risk. A futures contract sale creates an obligation by the Fund, as a seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price.

The Fund has established a credit facility secured by a portion of the Fund’s portfolio investments from which the Fund will be able to borrow money to be invested pursuant to the Fund’s investment strategy. The Fund is permitted to borrow up to the limit permitted under the 1940 Act.

The Fund focuses on a relative value strategy. The Fund seeks to identify opportunities to purchase securities with high risk-adjusted yields across various fixed income sectors in order to maintain and increase the Fund’s income, and therefore the Fund’s dividend payment. In constructing the Fund’s portfolio, the Adviser relies primarily on proprietary, internally-generated credit research. This credit research focuses on both industry/sector analysis and detailed individual security selection. The fund’s Adviser seeks to identify investment opportunities for the Fund based on its evaluation of the relative value of securities. The Adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. The Adviser may supplement its internal research with external, third-party credit research and related credit tools.

The Fund’s average duration is expected to be near the duration of the Bloomberg U.S. Credit Index which is the Fund’s benchmark. On March 31, 2024, the Fund’s duration was 7.07 years and the duration of the Fund’s benchmark was 6.84 years. The Adviser expects that the Fund’s duration will remain between 4 and 8 years; however, the Fund’s duration may be lengthened or shortened depending on market conditions. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose 1%.

The type of fixed-income securities in which the Fund may invest include: (i) securities issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises (U.S. government securities); (ii) corporate debt securities, including bonds, notes, debentures, convertible securities, preferred stock and corporate commercial paper; issued by U.S. and non-U.S. corporations and other entities, such as master limited partnerships; (iii) mortgage-related securities; (iv) asset-backed securities; (v) inflation indexed bonds issued by governments or corporations; (vi) structured notes (i.e., specially designed debt instruments whose return is determined by reference to an index or security); (vii) bank loans, including participations and assignments; (viii) delayed funding loans and revolving credit facilities; (ix) bank certificates of deposit, fixed time deposits and bankers’ acceptances; (x) repurchase agreements and reverse repurchase agreements; (xi) debt securities issued by states or local governments or their agencies, authorities or other government sponsored enterprises (municipal securities); (xii) obligations of foreign governments or their subdivisions, agencies or government sponsored enterprises; and (xiii) obligations of international agencies or supranational entities. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The Fund’s 80% policy set forth above may be changed upon 60 days written notice to shareholders.

When the Adviser believes that market conditions make it appropriate, for temporary, defensive purposes the Fund may invest up to 100% of its assets in cash, high quality short-term money market instruments, and in bills, notes or bonds issued by the U.S. Treasury Department or by other agencies of the U.S. Government. When the Fund makes investments for defensive purposes, it may not achieve its investment objective.

Investment Restrictions

The Fund is subject to a number of investment restrictions, some of which are deemed fundamental and may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, and some of which are not fundamental and may be changed by the Fund’s Board. The Fund’s fundamental investment policies may be changed only with the approval of the holders of a “majority of the Fund’s outstanding voting securities,” which, as used in this prospectus, means the lesser of (1) 67% of the Shares represented at a meeting at which more than 50% of the outstanding Shares are present in person or by proxy, or (2) more than 50% of the outstanding Shares. Any investment policy or restriction which involves a maximum percentage of securities or assets is not considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom. The Fund’s fundamental policies are set forth below.

1.	The Fund will not borrow money, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

2.	The Fund will not issue senior securities, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

3.	The Fund will not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

4.	The Fund will not “concentrate” its investments in an industry, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

5.	The Fund will not purchase or sell real estate, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

6.	The Fund will not purchase or sell commodities, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

7.	The Fund will not make loans to other persons, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

The foregoing policies are fundamental and may not be changed without shareholder approval.

The Fund’s policies which are not deemed fundamental and which may be changed by the Board without shareholder approval are set forth below:

1.	The Fund will not invest in companies for the purpose of exercising control or management.

2.	The Fund may not invest in the securities of other investment companies, except that it may invest in securities of no-load open-end money market investment companies and investment companies that invest in high yield debt securities if, immediately after any purchase of the securities of any such investment company: (i) securities issued by such investment company and all other investment companies owned by the Fund do not have an aggregate value in excess of 10% of the value of the total assets of the Fund; (ii) the Fund does not own more than three percent of the total outstanding voting stock of such investment company; and (iii) the Fund does not own securities issued by such investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund. The Fund’s investment in securities of other investment companies will be subject to the proportionate share of the management fees and other expenses attributable to such securities of other investment companies.

3.	The Fund will not invest in the securities of foreign issuers, except for (i) those securities of the Canadian Government, its provinces and municipalities which are payable in United States currency, and (ii) securities of foreign issuers which are payable in United States dollars (“Yankee Bonds”). The Fund may also invest in Euro-dollar obligations with maturities up to one year, but the Fund will not acquire Yankee Bonds or Euro-dollar obligations if the acquisition would cause more than 15% of the Fund’s assets to be invested in Yankee Bonds and Euro-dollar obligations.

4.	The Fund will not invest more than 2% of the value of its total assets in warrants (valued at the lower of cost or market), except warrants acquired on initial issuance where the warrants are attached to or otherwise in a unit with other securities.

Risk Factors [Table Text Block]

Note 7 − Principal Risks — An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The Fund’s share price fluctuates, sometimes dramatically, which means an investor in the Fund could incur a loss.

Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the Fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

Asset-Backed Securities Risk. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. Asset-backed securities are issued by non-governmental entities and carry no direct or indirect government guarantee; the asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security’s price to fall. The lower a security’s credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of the Fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Derivatives risk. The Fund may utilize a variety of derivative instruments. Generally, derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. In addition, derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, credit risk and management risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested.

Economic, geopolitical and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

As a result of certain geopolitical tensions and armed conflicts outside of the United States, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain countries, corporate entities and individuals. The imposition of such sanctions and other similar measures could cause, among other things, a decline in the value and/or liquidity of securities issued, downgrades in the credit ratings of securities and cause increased market volatility affect-ing not only the party but throughout the world. Sanctions could also result in a party taking counter measures or retaliatory actions which may further impair the value and liquidity of some securities.

ETF and other investment company risk. To the extent the Fund invests in pooled investment vehicles, such as ETFs and other investment companies, the Fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the Fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the Fund invests in an ETF or other investment company, shareholders of the Fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the Fund.

Foreign investment risk. To the extent the Fund invests in foreign securities, the Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the Fund.

Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the Fund itself.

High yield securities risk. High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.

Issuer risk. A security’s market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services, or factors that affect the issuer’s industry, such as labor shortages or increased production costs and competitive conditions within an industry.

Leverage risk. The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.

Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management risk. The investment process used by the Fund’s portfolio managers could fail to achieve the Fund’s investment goal and cause your fund investment to lose value.

Market risk. The value of the securities in which the Fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to coronavirus outbreaks and aggressive measures taken world-wide in response by governments, and by businesses, including changes to operations and reducing staff.

The impact of pandemic risks may last for an extended period of time and result in a substantial economic downturn. Any such impact could adversely affect the Fund’s performance.

Risk of market price discount from net asset value. Shares of closed-end funds frequently trade at a market price that is below their NAV. This is commonly referred to as ‘‘trading at a discount.’’This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund’s NAV may decrease. The risk of purchasing shares of a closed-end fund that might trade at a discount or unsustainable premium is more pronounced for investors who wish to sell their shares in a relatively short period of time after purchasing them because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

Valuation risk. When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Sep. 30, 2024
Principal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Principal Risks — An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The Fund’s share price fluctuates, sometimes dramatically, which means an investor in the Fund could incur a loss.
Fixed-income market risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Asset-Backed Securities Risk. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. Asset-backed securities are issued by non-governmental entities and carry no direct or indirect government guarantee; the asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security’s price to fall. The lower a security’s credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
Cybersecurity and operational risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of the Fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Derivatives risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Derivatives risk. The Fund may utilize a variety of derivative instruments. Generally, derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. In addition, derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, credit risk and management risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested.
Economic, geopolitical and market events risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Economic, geopolitical and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.As a result of certain geopolitical tensions and armed conflicts outside of the United States, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain countries, corporate entities and individuals. The imposition of such sanctions and other similar measures could cause, among other things, a decline in the value and/or liquidity of securities issued, downgrades in the credit ratings of securities and cause increased market volatility affect-ing not only the party but throughout the world. Sanctions could also result in a party taking counter measures or retaliatory actions which may further impair the value and liquidity of some securities.
ETF and other investment company risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	ETF and other investment company risk. To the extent the Fund invests in pooled investment vehicles, such as ETFs and other investment companies, the Fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the Fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the Fund invests in an ETF or other investment company, shareholders of the Fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the Fund.
Foreign investment risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Foreign investment risk. To the extent the Fund invests in foreign securities, the Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the Fund.
Government securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the Fund itself.
High yield securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	High yield securities risk. High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.
Issuer risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Issuer risk. A security’s market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services, or factors that affect the issuer’s industry, such as labor shortages or increased production costs and competitive conditions within an industry.
Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Leverage risk. The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Leverage risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.
Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Management risk. The investment process used by the Fund’s portfolio managers could fail to achieve the Fund’s investment goal and cause your fund investment to lose value.
Market risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market risk. The value of the securities in which the Fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to coronavirus outbreaks and aggressive measures taken world-wide in response by governments, and by businesses, including changes to operations and reducing staff.The impact of pandemic risks may last for an extended period of time and result in a substantial economic downturn. Any such impact could adversely affect the Fund’s performance.
Risk of market price discount from net asset value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risk of market price discount from net asset value. Shares of closed-end funds frequently trade at a market price that is below their NAV. This is commonly referred to as ‘‘trading at a discount.’’This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund’s NAV may decrease. The risk of purchasing shares of a closed-end fund that might trade at a discount or unsustainable premium is more pronounced for investors who wish to sell their shares in a relatively short period of time after purchasing them because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.
Valuation risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Valuation risk. When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the Fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the Fund’s investments in new securities may be at lower yields and mayreduce the Fund’s income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.